Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT WORLD VALUES FUND INC
Prospectus Date	rr_ProspectusDate	Jan. 31, 2012
Retail | Calvert Capital Accumulation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
1 Year	rr_ExpenseExampleYear01	628
3 Years	rr_ExpenseExampleYear03	950
5 Years	rr_ExpenseExampleYear05	1,295
10 Years	rr_ExpenseExampleYear10	2,264
Annual Return 2002	rr_AnnualReturn2002	(28.74%)
Annual Return 2003	rr_AnnualReturn2003	30.55%
Annual Return 2004	rr_AnnualReturn2004	8.50%
Annual Return 2005	rr_AnnualReturn2005	(0.38%)
Annual Return 2006	rr_AnnualReturn2006	6.14%
Annual Return 2007	rr_AnnualReturn2007	9.56%
Annual Return 2008	rr_AnnualReturn2008	(36.90%)
Annual Return 2009	rr_AnnualReturn2009	30.35%
Annual Return 2010	rr_AnnualReturn2010	30.02%
Annual Return 2011	rr_AnnualReturn2011	2.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.22%)
1 Year	rr_AverageAnnualReturnYear01	(2.65%)
5 Years	rr_AverageAnnualReturnYear05	2.66%
10 Years	rr_AverageAnnualReturnYear10	1.98%
Retail | Calvert Capital Accumulation Fund | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.57%)
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10	1.86%
Retail | Calvert Capital Accumulation Fund | Class A | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.49%)
5 Years	rr_AverageAnnualReturnYear05	2.28%
10 Years	rr_AverageAnnualReturnYear10	1.71%
Retail | Calvert Capital Accumulation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.82%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.72%
1 Year	rr_ExpenseExampleYear01	775
3 Years	rr_ExpenseExampleYear03	1,244
5 Years	rr_ExpenseExampleYear05	1,640
10 Years	rr_ExpenseExampleYear10	2,776
1 Year	rr_ExpenseExampleNoRedemptionYear01	275
3 Years	rr_ExpenseExampleNoRedemptionYear03	844
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,440
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,776
1 Year	rr_AverageAnnualReturnYear01	(4.00%)
5 Years	rr_AverageAnnualReturnYear05	2.40%
10 Years	rr_AverageAnnualReturnYear10	1.49%
Retail | Calvert Capital Accumulation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.54%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.44%
1 Year	rr_ExpenseExampleYear01	347
3 Years	rr_ExpenseExampleYear03	761
5 Years	rr_ExpenseExampleYear05	1,301
10 Years	rr_ExpenseExampleYear10	2,776
1 Year	rr_ExpenseExampleNoRedemptionYear01	247
3 Years	rr_ExpenseExampleNoRedemptionYear03	761
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,301
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,776
1 Year	rr_AverageAnnualReturnYear01	0.30%
5 Years	rr_AverageAnnualReturnYear05	2.83%
10 Years	rr_AverageAnnualReturnYear10	1.65%
Retail | Calvert Capital Accumulation Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.49%
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Net expenses	rr_NetExpensesOverAssets	1.44%
1 Year	rr_ExpenseExampleYear01	152
3 Years	rr_ExpenseExampleYear03	471
5 Years	rr_ExpenseExampleYear05	813
10 Years	rr_ExpenseExampleYear10	1,779
1 Year	rr_AverageAnnualReturnYear01	2.33%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	2.49%
Retail | Calvert Capital Accumulation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT CAPITAL ACCUMULATION FUND Class (Ticker): A (CCAFX) B (CWCBX) C (CCACX) Y (CCAYX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under "Choosing a Share Class" on page 84 and "Reduced Sales Charges" on page 87 of this Prospectus, and under "Method of Distribution" on page 46 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities ("turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the "Example", affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of its portfolio's average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund's operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in the common stocks of mid-size U.S. companies. The Fund currently defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Growth Index ($117 million to $20.4 billion as of December 31, 2011). The Russell Midcap Growth Index is reconstituted annually. The Fund normally seeks to have a weighted average market capitalization between $2 billion and $12 billion.

Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price. The Fund may also invest up to 25% of its net assets in foreign securities.

The Fund is non-diversified.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing the prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Valuation Risk. A stock judged to be undervalued by the Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show the Fund's annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time with that of an index and an average.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 1/31/11 (the Class Y shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund's other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class A shares has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	12/31/10	16.97%
Worst Quarter (of periods shown)	12/31/08	-25.22%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/11) (with maximum sales charge deducted, if any)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The average total return table shows the Fund's returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Retail | Calvert Capital Accumulation Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	5.29%
Retail | Calvert Capital Accumulation Fund | Lipper Mid-Cap Core Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.57%)
5 Years	rr_AverageAnnualReturnYear05	1.11%
10 Years	rr_AverageAnnualReturnYear10	5.32%

[1]	The contingent deferred sales charge reduces over time.
[2]	(as a % of amount redeemed or exchanged within 30 days of purchase)
[3]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 1.59% for Class A, 2.59% for Class C and 1.44% for Class Y. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.